Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities Current [Abstract]
Accrued Expenses and Other Current Liabilities
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Consideration payable in connection with business acquisitions	48,128	376,187
Salary and welfare payable	216,671	335,024
Refund liabilities (Note a)	92,960	137,510
Accrued expenses	38,676	61,962
Other tax payable	23,264	25,060
Interest payable	9,771	20,342
Payables for purchase of property, plant and equipment	1,332	16,113
Others	5,321	11,517
	436,123	983,715

Note a:	Refund liabilities represented estimated amounts of service fee collected that may be subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.